VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Movements in Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Cost, beginning balance	$ 103,888	$ 484,065	$ 140,501
Additions		53	343,564
Lease termination		(40,412)
Trafigura asset acquisition		(339,818)
Cost, ending balance	103,888	103,888	484,065
Accumulated Depreciation
Accumulated depreciation, beginning balance	(50,370)	(65,675)	(49,825)
Depreciation	(8,638)	(11,644)	(15,850)
Lease termination		20,682
Trafigura asset acquisition		6,267
Accumulated depreciation, ending balance	(59,008)	(50,370)	(65,675)
Net Carrying Value	$ 44,880	$ 53,518	$ 418,390	$ 90,676